UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2011


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA AGGRESSIVE GROWTH FUND - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31,
2011


[LOGO OF USAA]
   USAA(R)

                                        [GRAPHIC OF USAA AGGRESSIVE GROWTH FUND]

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       SEMIANNUAL REPORT
       USAA AGGRESSIVE GROWTH FUND
       FUND SHARES o INSTITUTIONAL SHARES
       JANUARY 31, 2011

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FUND OBJECTIVE

CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

Invest primarily in equity securities of large companies that are selected for their growth potential.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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
PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

INVESTMENT OVERVIEW                                                            8

FINANCIAL INFORMATION

    Portfolio of Investments                                                  13

    Notes to Portfolio of Investments                                         21

    Financial Statements                                                      22

    Notes to Financial Statements                                             25

EXPENSE EXAMPLE                                                               41

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"ALTHOUGH I AGREE THAT STATE AND LOCAL
GOVERNMENTS ARE UNDER FINANCIAL STRESS,            [PHOTO OF DANIEL S. McNAMARA]
I DO NOT BELIEVE WE WILL SEE MASSIVE
MUNICIPAL BOND DEFAULTS."

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FEBRUARY 2011

We witnessed a significant shift in market sentiment during the six-month reporting period. At the beginning of August, many observers were worried about the strength and sustainability of the economic recovery. Some even feared a double-dip recession as the effects of the federal government's fiscal stimulus faded. At the same time, it was widely expected that the Federal Reserve (the
Fed) would compound economic problems by reversing its earlier monetary accommodations (the Fed's balance sheet had expanded as a result of its quantitative easing programs).

To ease these fears, Fed chairman Ben Bernanke strongly hinted in a late August speech that a new round of quantitative easing, known as "QE2", was on the way. As investors speculated about the size and scope of QE2, higher-risk assets, such as stocks, corporate bonds and high-yield securities, generally rallied and fears of recession faded. The rally continued through the mid-term elections. The result-a divided Congress-seemed to herald a period of greater bipartisanship and was followed by a productive lame duck session culminating in the extension of the Bush-era tax cuts.

After the November election, the Fed announced the details for QE2: the purchase of up to $600 billion in long-term U.S. Treasuries. Surprisingly, U.S. Treasury prices fell (and yields climbed) as investors continued to reallocate their portfolios into higher-risk assets. Generally speaking, the more risk investors took, the better their returns. Many U.S. stocks, for instance, posted double-digit gains.

Investors' preference for higher-risk securities was also supported by better-than-expected corporate earnings. Market volatility declined as optimism grew about the economic outlook. In spite of high unemployment and modest consumer spending, the U.S. economy expanded at an annualized rate of 3.2% during the fourth quarter, up from 2.6% in the third quarter.

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2  | USAA AGGRESSIVE GROWTH FUND
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Although I was pleased with the performance of USAA's family of no-load mutual funds during the six months, the financial markets face long-term economic headwinds as consumers continue rebuilding their balance sheets despite weak employment growth and the fragile housing market. In addition, the European Union's (EU) fiscal challenges are far from over. The EU has yet to find a sustainable balance between the painful effects of austerity on its weaker economies and the damaging effects of emerging inflationary pressures on its stronger economies.

Meanwhile, in the U.S., there have been several negative media reports about tax-exempt municipal credit quality, which in my view contributed to a decline in the tax-exempt bond market overall. Although I agree that state and local governments are under financial stress, I do not believe we will see massive municipal bond defaults. Many governments are making the tough choices necessary to address their budget problems. In some cases, this may require austerity measures (higher taxes and reduced services). Even so, I believe that issuers of investment-grade municipals have the ability to continue making payments on their debt. In addition, municipal finances generally improve (with a lag) after the economy recovers. Nevertheless, USAA's municipal bond team will remain vigilant for potential credit problems.

In this environment, I urge you to make all your investment decisions based on your time horizon, risk tolerance and financial goals. If you would like to refine your investment strategy, please call one of our USAA service representatives. They would be happy to review your plan and help you rebalance your portfolio, if necessary.

On behalf of everyone here at USAA Investment Management Company, thank you for allowing us to help you manage your investments. We appreciate your continued confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

ALL EQUITY INVESTMENTS ENTAIL RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND INDIVIDUAL STOCKS MAY BE MORE VOLATILE THAN OTHER INVESTMENTS AND PROVIDE LESS INCOME.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

As interest rates rise, bond prices fall.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGERS' COMMENTARY ON THE FUND

Wellington Management Company, LLP              Winslow Capital Management, Inc.

     PAUL E. MARRKAND, CFA                            CLARK J. WINSLOW
                                                      JUSTIN H. KELLY, CFA
                                                      R. BARTLETT WEAR, CFA

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o   HOW DID THE USAA AGGRESSIVE GROWTH FUND (THE FUND SHARES) PERFORM?

    The Fund Shares produced a total return of 22.42% during the six-month period ended January 31, 2011. This compares to returns of 20.39% for the Lipper Large-Cap Growth Funds Index and 20.96% for the Russell 1000 Growth Index (the Index). USAA Aggressive Growth Fund is managed by Wellington Management Company, LLP (Wellington Management) and Winslow Capital Management, Inc. (Winslow Capital), each of which manages approximately half of the portfolio.

o   HOW DID THE OVERALL MARKET PERFORM OVER THE PAST SIX MONTHS?

    The U.S. stock market produced double-digit gains during the period, with every month except August posting positive returns. Government policy played a major role in the advance as the Federal Reserve's (the Fed) additional round of quantitative easing and the two-year extension of current income tax rates had a meaningful impact on growth expectations and market sentiment. Investor concerns

    Refer to page 9 for benchmark definitions.

    Past performance is no guarantee of future results.

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4  | USAA AGGRESSIVE GROWTH FUND

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    regarding a possible double-dip recession dissipated almost entirely.
    Earnings growth remained a key contributor, highlighting the growing importance of foreign sales and consumption as well as the declining value of the dollar for U.S. companies.

o   HOW DID THE WELLINGTON MANAGEMENT PORTION PERFORM?

    For the six-month period, the Wellington Management Portfolio outperformed the Russell 1000 Growth Index based on strong stock selection within the industrials, consumer discretionary, and materials sectors. Stock selection was weakest in financials and consumer staples. Sector allocation decisions also contributed to relative outperformance.

    Leading contributors to performance relative to the Index included Riverbed Technology, Inc., a wide-area network applications and software company providing telecommunication solutions from remote locations; Caterpillar, Inc., a manufacturer of construction and mining equipment, diesel and natural gas engines, and industrial gas turbines; and a lack of holdings in Hewlett-Packard Co. The largest detractors from relative performance included Cisco Systems, Inc., a leading supplier of networking equipment, software, and services for corporate data networks and the internet; Exxon Mobil Corp., an oil and gas company; and a lack of holdings in the strongly-performing benchmark position Schlumberger Ltd., an oilfield services company.

o   HOW IS WELLINGTON MANAGEMENT POSITIONED?

    We believe that the information technology companies held in our portion of the portfolio possess attractive revenue growth, return on capital, and risk/reward characteristics at current price levels. Within consumer discretionary, we added to existing positions as we think that these companies offer attractive opportunity. We also found

    You will find a complete list of securities that the Fund owns on pages
    13-20.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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    undervalued issues within energy and materials, as many companies in the commodity-related sectors declined meaningfully in the summer months due to worries over interest rate tightening policies in China. We also continued to reduce health care holdings on concern regarding the impact of the recent U.S. health care legislation. In addition, we are avoiding the utility sector due to the high probability of increased regulation that would further reduce growth and profitability. We believe that our portion of the portfolio remains balanced based on Wellington Management's growth, quality, and valuation measurements.

o HOW DID WINSLOW CAPITAL'S PORTION OF THE PORTFOLIO PERFORM OVER THE PAST SIX MONTHS?

    Stock selection drove our outperformance of the benchmark during the period, with consumer discretionary and industrials the top performing sectors. Telecommunications services and financials represented the bottom performers. Within consumer discretionary, Priceline.com, Inc., was a top contributor, and in industrials, our holdings in Fluor Corp. boosted performance. The largest individual detractors included Equinix, Inc., in the telecommunications sector and JPMorgan Chase & Co. in the financials sector.

o   HOW IS THE WINSLOW CAPITAL PORTFOLIO POSITIONED?

    Our portion of the portfolio is positioned for improved growth in the economy, led by strength in information technology and international markets. The portfolio is underweight in the low-growth consumer staples sector, and is maintaining overweights to financials and information technology. In light of the improving global economic outlook, we believe that in 2011 we will see a return to an environment where company specifics largely drive stock prices.

    Equinix, Inc. was sold out of the Fund prior to January 31, 2011.

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6  | USAA AGGRESSIVE GROWTH FUND

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    Whether coming from the Fed's second round of quantitative easing, the continuation of the Bush-era tax rates, or rising household net worth as markets rise, the bottom line seems to be improving investor confidence, which is translating into increased market activity. Corporate profits in 2010 rose, which ultimately drove stock prices higher. We believe that corporate earnings may rise in 2011. With rising profits and relatively attractive valuations, we believe that the environment is favorable for stock picking. While mindful of the many risks, and the fact that a market pullback would not be surprising after the strong gains of 2010, we will attempt to achieve another year of positive returns.

    We thank you for your investment in the Fund.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7

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INVESTMENT OVERVIEW

USAA AGGRESSIVE GROWTH FUND SHARES
(Symbol: USAUX)


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                                               1/31/11              7/31/10
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Net Assets                                 $1,177.2 Million      $997.9 Million
Net Asset Value Per Share                       $33.73              $27.56


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/11
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     7/31/10 to 1/31/11*          1 Year          5 Years          10 Years

           22.42%                 25.43%           1.25%            -2.42%


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                                 EXPENSE RATIO**
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                                      1.07%


                     (Acquired Fund Fees and Expenses .01%)

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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8  | USAA AGGRESSIVE GROWTH FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                         LIPPER LARGE-CAP
                   RUSSELL 1000           GROWTH FUNDS         USAA AGGRESSIVE
                   GROWTH INDEX               INDEX           GROWTH FUND SHARES
 1/31/2001          $10,000.00             $10,000.00            $10,000.00
 2/28/2001            8,302.28               8,451.85              7,817.93
 3/31/2001            7,398.84               7,573.75              6,438.70
 4/30/2001            8,334.60               8,386.86              7,509.15
 5/31/2001            8,211.94               8,323.09              7,673.83
 6/30/2001            8,021.76               8,083.26              7,781.34
 7/31/2001            7,821.28               7,793.56              7,156.91
 8/31/2001            7,181.70               7,201.12              6,601.10
 9/30/2001            6,464.67               6,477.04              5,420.86
10/31/2001            6,803.83               6,745.65              5,763.95
11/30/2001            7,457.45               7,363.75              6,308.33
12/31/2001            7,443.43               7,397.90              6,518.76
 1/31/2002            7,311.93               7,230.71              6,177.95
 2/28/2002            7,008.49               6,931.40              5,862.31
 3/31/2002            7,250.90               7,210.31              6,191.67
 4/30/2002            6,659.12               6,730.22              5,985.82
 5/31/2002            6,498.02               6,607.54              5,750.23
 6/30/2002            5,896.92               6,069.45              5,276.76
 7/31/2002            5,572.73               5,612.68              4,755.26
 8/31/2002            5,589.39               5,643.71              4,771.27
 9/30/2002            5,009.61               5,096.89              4,620.31
10/31/2002            5,469.15               5,489.24              4,759.84
11/30/2002            5,766.21               5,716.49              4,734.68
12/31/2002            5,367.90               5,318.18              4,524.25
 1/31/2003            5,237.65               5,195.49              4,444.19
 2/28/2003            5,213.60               5,139.67              4,405.31
 3/31/2003            5,310.63               5,236.07              4,579.14
 4/30/2003            5,703.28               5,619.48              4,823.88
 5/31/2003            5,987.96               5,894.73              5,128.09
 6/30/2003            6,070.41               5,943.55              5,192.13
 7/31/2003            6,221.46               6,115.92              5,402.56
 8/31/2003            6,376.20               6,266.39              5,516.93
 9/30/2003            6,307.94               6,133.00              5,439.16
10/31/2003            6,662.24               6,505.05              5,830.28
11/30/2003            6,731.99               6,566.94              5,800.55
12/31/2003            6,964.80               6,752.09              5,917.20
 1/31/2004            7,107.04               6,881.52              5,933.21
 2/29/2004            7,152.19               6,911.31              6,024.70
 3/31/2004            7,019.52               6,834.22              6,038.43
 4/30/2004            6,937.92               6,680.80              5,878.32
 5/31/2004            7,067.23               6,801.83              5,924.06
 6/30/2004            7,155.54               6,899.16              6,006.40
 7/31/2004            6,751.02               6,491.17              5,702.20
 8/31/2004            6,717.68               6,445.38              5,763.95
 9/30/2004            6,781.57               6,596.41              6,015.55
10/31/2004            6,887.34               6,675.91              5,983.53
11/30/2004            7,124.26               6,973.74              6,310.61
12/31/2004            7,403.59               7,255.30              6,688.01
 1/31/2005            7,156.69               7,005.59              6,438.70
 2/28/2005            7,232.85               7,051.44              6,475.30
 3/31/2005            7,101.08               6,922.99              6,379.23
 4/30/2005            6,965.85               6,772.50              6,324.34
 5/31/2005            7,302.87               7,148.40              6,603.39
 6/30/2005            7,275.95               7,162.66              6,678.87
 7/31/2005            7,631.56               7,522.82              6,921.32
 8/31/2005            7,533.28               7,442.55              6,802.38
 9/30/2005            7,567.97               7,531.65              6,898.44
10/31/2005            7,494.41               7,482.87              6,820.68
11/30/2005            7,817.75               7,825.37              7,129.46
12/31/2005            7,793.25               7,805.33              7,171.26
 1/31/2006            7,930.06               8,018.16              7,358.89
 2/28/2006            7,917.46               7,910.00              7,322.28
 3/31/2006            8,034.37               7,986.27              7,384.06
 4/30/2006            8,023.44               7,973.72              7,381.77
 5/31/2006            7,751.48               7,601.74              7,066.00
 6/30/2006            7,720.90               7,576.76              7,059.14
 7/31/2006            7,573.85               7,382.77              6,837.18
 8/31/2006            7,810.15               7,553.71              6,882.94
 9/30/2006            8,024.75               7,716.59              7,036.25
10/31/2006            8,306.85               7,948.74              7,249.06
11/30/2006            8,471.70               8,130.35              7,422.96
12/31/2006            8,500.38               8,173.36              7,553.39
 1/31/2007            8,718.89               8,384.31              7,905.78
 2/28/2007            8,555.01               8,195.06              7,624.33
 3/31/2007            8,601.41               8,256.73              7,596.87
 4/30/2007            9,006.36               8,591.94              7,816.54
 5/31/2007            9,330.37               8,882.90              8,118.58
 6/30/2007            9,191.09               8,799.12              8,038.49
 7/31/2007            9,048.60               8,687.46              7,944.68
 8/31/2007            9,192.79               8,830.63              8,109.43
 9/30/2007            9,577.87               9,369.30              8,676.90
10/31/2007            9,903.85               9,787.99              9,191.75
11/30/2007            9,539.02               9,388.94              8,724.96
12/31/2007            9,504.53               9,397.14              8,677.49
 1/31/2008            8,763.39               8,593.02              7,936.59
 2/29/2008            8,589.35               8,414.00              7,659.04
 3/31/2008            8,537.05               8,342.41              7,503.06
 4/30/2008            8,985.24               8,856.50              7,977.88
 5/31/2008            9,314.59               9,098.31              8,106.33
 6/30/2008            8,643.73               8,428.95              7,503.06
 7/31/2008            8,479.39               8,262.63              7,427.36
 8/31/2008            8,570.69               8,284.69              7,363.13
 9/30/2008            7,578.17               7,222.76              6,555.71
10/31/2008            6,243.96               5,961.32              5,585.43
11/30/2008            5,747.38               5,363.31              4,993.63
12/31/2008            5,851.26               5,507.38              5,076.81
 1/31/2009            5,569.78               5,222.68              4,672.42
 2/28/2009            5,150.78               4,882.02              4,360.46
 3/31/2009            5,610.21               5,301.56              4,653.93
 4/30/2009            6,148.82               5,863.28              5,118.40
 5/31/2009            6,453.63               6,184.27              5,469.64
 6/30/2009            6,525.83               6,186.70              5,342.55
 7/31/2009            6,989.33               6,652.89              5,737.69
 8/31/2009            7,134.28               6,784.14              5,899.45
 9/30/2009            7,437.74               7,109.93              6,155.94
10/31/2009            7,337.00               6,969.26              6,045.03
11/30/2009            7,787.73               7,389.63              6,493.32
12/31/2009            8,028.44               7,627.67              6,528.89
 1/31/2010            7,678.11               7,228.05              6,243.41
 2/28/2010            7,941.98               7,484.46              6,422.12
 3/31/2010            8,401.36               7,954.56              6,874.71
 4/30/2010            8,495.24               8,036.38              6,976.83
 5/31/2010            7,846.70               7,390.78              6,470.86
 6/30/2010            7,414.62               6,965.42              6,029.88
 7/31/2010            7,943.52               7,437.86              6,396.59
 8/31/2010            7,572.64               7,072.72              6,067.01
 9/30/2010            8,378.75               7,830.86              6,802.76
10/31/2010            8,778.91               8,242.11              7,125.37
11/30/2010            8,880.86               8,324.60              7,211.25
12/31/2010            9,370.04               8,781.37              7,659.09
 1/31/2011            9,608.49               8,954.64              7,830.91

                                   [END CHART]

                    Data from 1/31/01 to 1/31/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Aggressive Growth Fund Shares to the following benchmarks:

o The unmanaged Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

o The unmanaged Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Growth Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA AGGRESSIVE GROWTH FUND INSTITUTIONAL SHARES*


--------------------------------------------------------------------------------
                                               1/31/11              7/31/10
--------------------------------------------------------------------------------

Net Assets                                 $110.5 Million        $70.4 Million
Net Asset Value Per Share                      $33.69                $27.58


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 1/31/11
--------------------------------------------------------------------------------
    7/31/10 to 1/31/11**           1 Year            Since Inception 8/01/08

           22.68%                  26.02%                      2.97%


--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------

                                      0.61%


*The USAA Aggressive Growth Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA Target Retirement Funds.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA AGGRESSIVE GROWTH FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                       LIPPER LARGE-CAP          USAA AGGRESSIVE
                 RUSSELL 1000            GROWTH FUNDS              GROWTH FUND
                 GROWTH INDEX               INDEX              INSTITUTIONAL SHARES
 7/31/2008        $10,000.00             $10,000.00                $10,000.00
 8/31/2008         10,107.67              10,026.70                 10,012.48
 9/30/2008          8,937.16               8,741.47                  8,914.54
10/31/2008          7,363.69               7,214.80                  7,595.13
11/30/2008          6,778.06               6,491.05                  6,790.39
12/31/2008          6,900.56               6,665.41                  6,909.17
 1/31/2009          6,568.61               6,320.85                  6,357.57
 2/28/2009          6,074.46               5,908.55                  5,938.36
 3/31/2009          6,616.28               6,416.31                  6,341.81
 4/30/2009          7,251.48               7,096.14                  6,978.52
 5/31/2009          7,610.95               7,484.63                  7,460.77
 6/30/2009          7,696.10               7,487.57                  7,290.56
 7/31/2009          8,242.73               8,051.78                  7,832.71
 8/31/2009          8,413.67               8,210.62                  8,056.50
 9/30/2009          8,771.55               8,604.93                  8,409.52
10/31/2009          8,652.74               8,434.67                  8,261.38
11/30/2009          9,184.30               8,943.43                  8,879.17
12/31/2009          9,468.18               9,231.53                  8,926.20
 1/31/2010          9,055.02               8,747.88                  8,538.25
 2/28/2010          9,366.21               9,058.20                  8,789.46
 3/31/2010          9,907.97               9,627.15                  9,412.74
 4/30/2010         10,018.69               9,726.17                  9,552.66
 5/31/2010          9,253.84               8,944.83                  8,865.78
 6/30/2010          8,744.28               8,430.03                  8,264.77
 7/31/2010          9,368.02               9,001.80                  8,770.38
 8/31/2010          8,930.63               8,559.89                  8,318.82
 9/30/2010          9,881.30               9,477.45                  9,330.05
10/31/2010         10,353.23               9,975.17                  9,778.43
11/30/2010         10,473.47              10,075.00                  9,899.27
12/31/2010         11,050.36              10,627.81                 10,517.15
 1/31/2011         11,331.58              10,837.52                 10,759.87

                                   [END CHART]

                      Data from 7/31/08 to 1/31/11.*

                      See page 9 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Aggressive Growth Fund Institutional Shares to the benchmarks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the Russell 1000 Growth Index and the Lipper Large-Cap Growth Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                 AS OF 1/31/2011
                          (% of Net Assets of the Fund)

Apple, Inc. ...................................................  4.9%
Oracle Corp. ..................................................  3.2%
EMC Corp. .....................................................  2.9%
Google, Inc. "A" ..............................................  2.8%
International Business Machines Corp. .........................  2.6%
Cisco Systems, Inc. ...........................................  2.3%
Cognizant Technology Solutions Corp. "A" ......................  2.2%
Goldman Sachs Group, Inc. .....................................  2.2%
Express Scripts, Inc. .........................................  1.8%
QUALCOMM, Inc. ................................................  1.6%

                    o SECTOR ASSET ALLOCATION* -- 1/31/2011 o

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

INFORMATION TECHNOLOGY                                          41.6%
INDUSTRIALS                                                     14.7%
CONSUMER DISCRETIONARY                                          12.5%
HEALTH CARE                                                      7.9%
ENERGY                                                           7.5%
FINANCIALS                                                       6.9%
MATERIALS                                                        3.7%
CONSUMER STAPLES                                                 1.7%
TELECOMMUNICATION SERVICES                                       1.1%
MONEY MARKET INVESTMENTS                                         2.3%

                                   [END CHART]

*Excludes short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 13-20.

================================================================================

12  | USAA AGGRESSIVE GROWTH FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             COMMON STOCKS (97.6%)

             CONSUMER DISCRETIONARY (12.5%)
             ------------------------------
             ADVERTISING (0.7%)
  188,940    Omnicom Group, Inc.                                      $    8,480
                                                                      ----------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.6%)
   96,473    Coach, Inc.                                                   5,218
   26,553    lululemon athletica, inc.*(a)                                 1,824
                                                                      ----------
                                                                           7,042
                                                                      ----------
             APPAREL RETAIL (1.0%)
   59,895    Aeropostale, Inc.*                                            1,444
   39,517    Buckle, Inc.                                                  1,413
   83,900    Ross Stores, Inc.                                             5,470
   89,908    TJX Companies, Inc.                                           4,261
                                                                      ----------
                                                                          12,588
                                                                      ----------
             AUTO PARTS & EQUIPMENT (0.5%)
   94,800    BorgWarner, Inc.*                                             6,389
                                                                      ----------
             AUTOMOBILE MANUFACTURERS (1.2%)
  982,024    Ford Motor Co.*                                              15,663
                                                                      ----------
             AUTOMOTIVE RETAIL (1.0%)
   73,070    Advance Auto Parts, Inc.                                      4,672
  132,300    O'Reilly Automotive, Inc.*                                    7,519
                                                                      ----------
                                                                          12,191
                                                                      ----------
             CABLE & SATELLITE (0.5%)
  138,300    Scripps Networks Interactive "A"                              6,431
                                                                      ----------
             CASINOS & GAMING (0.2%)
   65,703    Las Vegas Sands Corp.*                                        3,054
                                                                      ----------
             EDUCATION SERVICES (0.5%)
   64,172    Apollo Group, Inc. "A"*                                       2,648
   64,986    ITT Educational Services, Inc.*(a)                            4,279
                                                                      ----------
                                                                           6,927
                                                                      ----------
             FOOTWEAR (0.5%)
   80,500    NIKE, Inc. "B"                                                6,640
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             GENERAL MERCHANDISE STORES (0.4%)
  199,900    Dollar General Corp.*                                    $    5,559
                                                                      ----------
             HOME IMPROVEMENT RETAIL (0.4%)
  121,153    Home Depot, Inc.                                              4,455
                                                                      ----------
             HOTELS, RESORTS, & CRUISE LINES (0.2%)
   20,967    Carnival Corp.                                                  938
   33,682    Ctrip.com International Ltd. ADR*                             1,386
                                                                      ----------
                                                                           2,324
                                                                      ----------
             INTERNET RETAIL (3.6%)
  107,302    Amazon.com, Inc.*                                            18,203
  206,317    Expedia, Inc.                                                 5,191
   19,900    Netflix, Inc.*                                                4,260
   44,675    Priceline.com, Inc.*                                         19,144
                                                                      ----------
                                                                          46,798
                                                                      ----------
             MOVIES & ENTERTAINMENT (0.3%)
  275,413    News Corp. "A"                                                4,137
                                                                      ----------
             RESTAURANTS (0.9%)
  177,716    Starbucks Corp.                                               5,603
  139,300    Yum! Brands, Inc.                                             6,514
                                                                      ----------
                                                                          12,117
                                                                      ----------
             Total Consumer Discretionary                                160,795
                                                                      ----------
             CONSUMER STAPLES (1.7%)
             -----------------------
             BREWERS (0.2%)
   40,878    Anheuser-Busch InBev N.V. ADR                                 2,261
                                                                      ----------
             HYPERMARKETS & SUPER CENTERS (0.5%)
   89,800    Costco Wholesale Corp.                                        6,451
                                                                      ----------
             PACKAGED FOODS & MEAT (0.4%)
  168,900    Green Mountain Coffee Roasters, Inc.*                         5,672
                                                                      ----------
             PERSONAL PRODUCTS (0.6%)
   88,400    Estee Lauder Companies, Inc. "A"                              7,116
                                                                      ----------
             Total Consumer Staples                                       21,500
                                                                      ----------
             ENERGY (7.5%)
             -------------
             COAL & CONSUMABLE FUELS (0.5%)
   99,900    Peabody Energy Corp.                                          6,336
                                                                      ----------
             INTEGRATED OIL & GAS (2.1%)
  115,701    Exxon Mobil Corp.                                             9,335

================================================================================

14  | USAA AGGRESSIVE GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
  177,963    Occidental Petroleum Corp.                               $   17,205
                                                                      ----------
                                                                          26,540
                                                                      ----------
             OIL & GAS EQUIPMENT & SERVICES (3.7%)
   39,355    Baker Hughes, Inc.                                            2,696
   77,478    Cameron International Corp.*                                  4,130
  159,100    FMC Technologies, Inc.*                                      14,955
  154,500    Halliburton Co.                                               6,953
   21,054    Oceaneering International, Inc.*                              1,626
  197,100    Schlumberger Ltd.                                            17,540
                                                                      ----------
                                                                          47,900
                                                                      ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.6%)
   93,639    Anadarko Petroleum Corp.                                      7,218
                                                                      ----------
             OIL & GAS REFINING & MARKETING (0.6%)
  331,241    Valero Energy Corp.                                           8,400
                                                                      ----------
             Total Energy                                                 96,394
                                                                      ----------
             FINANCIALS (6.9%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
   78,600    Franklin Resources, Inc.                                      9,483
                                                                      ----------
             CONSUMER FINANCE (0.4%)
  112,137    American Express Co.                                          4,865
                                                                      ----------
             DIVERSIFIED BANKS (0.5%)
  126,785    Banco Santander Brasil S.A. ADR                               1,471
  154,613    Wells Fargo & Co.                                             5,012
                                                                      ----------
                                                                           6,483
                                                                      ----------
             INVESTMENT BANKING & BROKERAGE (3.1%)
  325,400    Charles Schwab Corp.                                          5,873
  170,377    Goldman Sachs Group, Inc.                                    27,877
  309,000    TD Ameritrade Holding Corp.                                   6,310
                                                                      ----------
                                                                          40,060
                                                                      ----------
             LIFE & HEALTH INSURANCE (0.4%)
  179,251    Lincoln National Corp.                                        5,170
                                                                      ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
  238,700    JPMorgan Chase & Co.                                         10,727
                                                                      ----------
             SPECIALIZED FINANCE (1.0%)
   22,200    CME Group, Inc.                                               6,850
   45,800    IntercontinentalExchange, Inc.*                               5,518
                                                                      ----------
                                                                          12,368
                                                                      ----------
             Total Financials                                             89,156
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             HEALTH CARE (7.9%)
             ------------------
             BIOTECHNOLOGY (0.9%)
  119,554    Amgen, Inc.*                                             $    6,585
   99,500    Celgene Corp.*                                                5,127
                                                                      ----------
                                                                          11,712
                                                                      ----------
             HEALTH CARE DISTRIBUTORS (0.5%)
   38,972    AmerisourceBergen Corp.                                       1,398
  123,643    Cardinal Health, Inc.                                         5,132
                                                                      ----------
                                                                           6,530
                                                                      ----------
             HEALTH CARE EQUIPMENT (1.7%)
   33,300    Edwards Lifesciences Corp.*                                   2,807
  171,444    Hologic, Inc.*                                                3,415
   17,364    Intuitive Surgical, Inc.*                                     5,607
   80,862    Stryker Corp.                                                 4,654
   84,900    Varian Medical Systems, Inc.*                                 5,737
                                                                      ----------
                                                                          22,220
                                                                      ----------
             HEALTH CARE SERVICES (2.2%)
  415,531    Express Scripts, Inc.*                                       23,407
   49,831    Laboratory Corp. of America Holdings*                         4,480
                                                                      ----------
                                                                          27,887
                                                                      ----------
             HEALTH CARE TECHNOLOGY (0.6%)
   70,300    Cerner Corp.*                                                 6,949
                                                                      ----------
             LIFE SCIENCES TOOLS & SERVICES (0.5%)
   84,138    Waters Corp.*                                                 6,427
                                                                      ----------
             MANAGED HEALTH CARE (0.7%)
  230,779    UnitedHealth Group, Inc.                                      9,474
                                                                      ----------
             PHARMACEUTICALS (0.8%)
  126,300    Shire plc ADR                                                10,017
                                                                      ----------
             Total Health Care                                           101,216
                                                                      ----------
             INDUSTRIALS (14.7%)
             -------------------
             AEROSPACE & DEFENSE (2.5%)
   67,384    Boeing Co.                                                    4,682
   70,300    Goodrich Corp.                                                6,371
  148,554    Honeywell International, Inc.                                 8,320
  152,700    United Technologies Corp.                                    12,414
                                                                      ----------
                                                                          31,787
                                                                      ----------
             AIR FREIGHT & LOGISTICS (0.9%)
  150,328    C.H. Robinson Worldwide, Inc.                                11,589
                                                                      ----------

================================================================================

16  | USAA AGGRESSIVE GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             AIRLINES (0.2%)
  257,601    Southwest Airlines Co.                                   $    3,053
                                                                      ----------
             CONSTRUCTION & ENGINEERING (0.9%)
  169,300    Fluor Corp.                                                  11,714
                                                                      ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (3.1%)
  194,432    Caterpillar, Inc.                                            18,862
   42,128    Cummins, Inc.                                                 4,460
  135,100    Deere & Co.                                                  12,281
   57,983    Joy Global, Inc.                                              5,055
                                                                      ----------
                                                                          40,658
                                                                      ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
  109,428    Emerson Electric Co.                                          6,443
                                                                      ----------
             INDUSTRIAL CONGLOMERATES (1.0%)
  623,571    General Electric Co.                                         12,559
                                                                      ----------
             INDUSTRIAL MACHINERY (4.1%)
  347,000    Danaher Corp.                                                15,983
  102,969    Dover Corp.                                                   6,600
  313,164    Illinois Tool Works, Inc.                                    16,751
   61,319    Ingersoll-Rand plc                                            2,894
  115,098    Parker-Hannifin Corp.                                        10,291
                                                                      ----------
                                                                          52,519
                                                                      ----------
             RAILROADS (1.5%)
  201,700    Union Pacific Corp.                                          19,087
                                                                      ----------
             Total Industrials                                           189,409
                                                                      ----------
             INFORMATION TECHNOLOGY (41.6%)
             ------------------------------
             APPLICATION SOFTWARE (3.8%)
  144,034    Adobe Systems, Inc.*                                          4,760
  383,662    Autodesk, Inc.*                                              15,607
  226,655    Citrix Systems, Inc.*                                        14,320
  138,600    Intuit, Inc.*                                                 6,505
   49,230    Longtop Financial Technologies Ltd. ADR*(a)                   1,620
   49,600    Salesforce.com, Inc.*                                         6,405
                                                                      ----------
                                                                          49,217
                                                                      ----------
             COMMUNICATIONS EQUIPMENT (5.2%)
1,380,460    Cisco Systems, Inc.*                                         29,197
  457,552    Emulex Corp.*                                                 5,221
  301,386    Juniper Networks, Inc.*                                      11,187
  381,200    QUALCOMM, Inc.                                               20,634
   36,493    Riverbed Technology, Inc.*                                    1,309
                                                                      ----------
                                                                          67,548
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             COMPUTER HARDWARE (5.9%)
  185,715    Apple, Inc.*                                             $   63,017
  451,335    Dell, Inc.*                                                   5,939
  142,900    Hewlett-Packard Co.                                           6,529
                                                                      ----------
                                                                          75,485
                                                                      ----------
             COMPUTER STORAGE & PERIPHERALS (5.0%)
1,483,823    EMC Corp.*                                                   36,933
  366,046    NetApp, Inc.*                                                20,034
  238,078    QLogic Corp.*                                                 4,240
   58,679    SanDisk Corp.*                                                2,662
                                                                      ----------
                                                                          63,869
                                                                      ----------
             DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
  138,300    Visa, Inc. "A"                                                9,660
                                                                      ----------
             ELECTRONIC COMPONENTS (0.4%)
   81,600    Amphenol Corp. "A"                                            4,516
                                                                      ----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
  155,000    Agilent Technologies, Inc.*                                   6,484
                                                                      ----------
             INTERNET SOFTWARE & SERVICES (4.0%)
   87,900    Baidu, Inc. ADR*                                              9,548
   46,899    eBay, Inc.*                                                   1,424
   60,112    Google, Inc. "A"*                                            36,089
  105,998    IAC/InterActiveCorp.*                                         2,999
   40,300    VeriSign, Inc.                                                1,356
                                                                      ----------
                                                                          51,416
                                                                      ----------
             IT CONSULTING & OTHER SERVICES (4.8%)
  393,431    Cognizant Technology Solutions Corp. "A"*                    28,701
  203,626    International Business Machines Corp.                        32,987
                                                                      ----------
                                                                          61,688
                                                                      ----------
             SEMICONDUCTOR EQUIPMENT (0.6%)
  182,150    ASML Holding N.V.                                             7,652
                                                                      ----------
             SEMICONDUCTORS (4.7%)
  509,332    Altera Corp.                                                 19,135
  227,575    Analog Devices, Inc.                                          8,837
   84,383    Broadcom Corp. "A"                                            3,805
  132,357    Intel Corp.                                                   2,840
  531,065    Intersil Corp. "A"                                            8,030
  187,400    Texas Instruments, Inc.                                       6,355
  372,265    Xilinx, Inc.(a)                                              11,987
                                                                      ----------
                                                                          60,989
                                                                      ----------

================================================================================

18  | USAA AGGRESSIVE GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             SYSTEMS SOFTWARE (6.0%)
   119,215   BMC Software, Inc.*                                      $    5,687
   122,778   Check Point Software Technologies Ltd.*(a)                    5,470
   727,594   Microsoft Corp.                                              20,172
 1,273,839   Oracle Corp.                                                 40,801
    83,299   Red Hat, Inc.*                                                3,442
    24,148   VMware, Inc. "A"*                                             2,065
                                                                      ----------
                                                                          77,637
                                                                      ----------
             Total Information Technology                                536,161
                                                                      ----------
             MATERIALS (3.7%)
             ----------------
             DIVERSIFIED METALS & MINING (1.5%)
    48,359   Rio Tinto plc ADR                                             3,360
   100,164   Teck Cominco Ltd. "B"                                         6,070
    69,400   Walter Industries, Inc.                                       9,041
                                                                      ----------
                                                                          18,471
                                                                      ----------
             SPECIALTY CHEMICALS (0.4%)
   105,900   Ecolab, Inc.                                                  5,262
                                                                      ----------
             STEEL (1.8%)
   212,861   Cliffs Natural Resources, Inc.                               18,191
   106,998   Nucor Corp.                                                   4,912
                                                                      ----------
                                                                          23,103
                                                                      ----------
             Total Materials                                              46,836
                                                                      ----------
             TELECOMMUNICATION SERVICES (1.1%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (1.1%)
   198,900   American Tower Corp. "A"*                                    10,116
   158,904   Vodafone Group plc                                            4,507
                                                                      ----------
             Total Telecommunication Services                             14,623
                                                                      ----------
             Total Common Stocks (cost: $1,005,566)                    1,256,090
                                                                      ----------
             MONEY MARKET INSTRUMENTS (2.3%)

             MONEY MARKET FUNDS (2.3%)
29,915,810   State Street Institutional Liquid Reserve
               Fund, 0.18%(b) (cost: $29,916)                             29,916
                                                                      ----------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
             FROM SECURITIES LOANED (0.6%)

             MONEY MARKET FUNDS (0.5%)
   282,734   Blackrock Liquidity Funds TempFund Portfolio, 0.17%(b)          283
 6,017,729   Fidelity Institutional Money Market Portfolio, 0.21%(b)       6,018
                                                                      ----------
             Total Money Market Funds                                      6,301
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------
PRINCIPAL                                                                 MARKET
AMOUNT                                                                     VALUE
(000)        SECURITY                                                      (000)
--------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS (0.1%)
     $815    Credit Suisse First Boston, LLC, 0.21%, acquired
                on 1/31/2011 and due 2/01/2011 at $815
                (collateralized by $850 of Fannie Mae(c), 1.63%,
                due 10/26/2015; market value $832)                    $      815
      545    Deutsche Bank Securities, Inc., 0.21%, acquired
                on 1/31/2011 and due 2/01/2011 at $545
                (collateralized by $580 of Freddie Mac(c), 3.15%,
                due 10/28/2020; market value $556)                           545
             Total Repurchase Agreements                                   1,360
                                                                      ----------
             Total Short-Term Investments Purchased With Cash
                Collateral From Securities Loaned (cost: $7,661)           7,661
                                                                      ----------

             TOTAL INVESTMENTS (COST: $1,043,143)                     $1,293,667
                                                                      ==========

------------------------------------------------------------------------------------------------------
($ IN 000s)                                              VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                          $1,256,090              $    -             $-      $1,256,090

Money Market Instruments:
  Money Market Funds                         29,916                   -              -          29,916

Short-Term Investments
  Purchased With Cash
  Collateral From
  Securities Loaned:
  Money Market Funds                          6,301                   -              -           6,301
  Repurchase Agreements                           -               1,360              -           1,360
------------------------------------------------------------------------------------------------------
Total                                    $1,292,307              $1,360             $-      $1,293,667
------------------------------------------------------------------------------------------------------

For the six-month period ended January 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

20  | USAA AGGRESSIVE GROWTH FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o   SPECIFIC NOTES

    (a) The security or a portion thereof was out on loan as of January 31, 2011.

    (b) Rate represents the money market fund annualized seven-day yield at January 31, 2011.

    (c) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

     *   Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (including securities
     on loan of $7,450) (cost of $1,043,143)                                 $1,293,667
  Receivables:
     Capital shares sold:
        Affiliated transactions (Note 8)                                            226
        Nonaffiliated transactions                                                1,049
     Dividends and interest                                                         392
     Securities sold                                                             10,610
     Other                                                                            2
                                                                             ----------
        Total assets                                                          1,305,946
                                                                             ----------
LIABILITIES
  Payables:
     Upon return of securities loaned                                             7,661
     Securities purchased                                                         8,982
     Capital shares redeemed                                                        977
  Accrued management fees                                                           472
  Accrued transfer agent's fees                                                      88
  Other accrued expenses and payables                                                59
                                                                             ----------
        Total liabilities                                                        18,239
                                                                             ----------
           Net assets applicable to capital shares outstanding               $1,287,707
                                                                             ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                            $1,105,576
  Overdistribution of net investment income                                        (807)
  Accumulated net realized loss on investments                                  (67,586)
  Net unrealized appreciation of investments                                    250,524
                                                                             ----------
           Net assets applicable to capital shares outstanding               $1,287,707
                                                                             ==========
  Net asset value, redemption price, and offering price per share:
     Fund Shares (net assets of $1,177,196/34,896 shares outstanding)        $    33.73
                                                                             ==========
     Institutional Shares (net assets of $110,511/3,280 shares outstanding)  $    33.69
                                                                             ==========

See accompanying notes to financial statements.

================================================================================

22  | USAA AGGRESSIVE GROWTH FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $16)                      $  5,053
  Interest                                                                    18
  Securities lending (net)                                                    41
                                                                        --------
        Total income                                                       5,112
                                                                        --------
EXPENSES
  Management fees                                                          2,558
  Administration and servicing fees:
     Fund Shares                                                           1,376
     Institutional Shares                                                     23
  Transfer agent's fees:
     Fund Shares                                                           1,668
     Institutional Shares                                                     23
  Custody and accounting fees:
     Fund Shares                                                             100
     Institutional Shares                                                      8
  Postage:
     Fund Shares                                                              79
  Shareholder reporting fees:
     Fund Shares                                                              30
  Trustees' fees                                                               6
  Registration fees:
     Fund Shares                                                              17
  Professional fees                                                           51
  Other                                                                       11
                                                                        --------
        Total expenses                                                     5,950
  Expenses paid indirectly:
     Fund Shares                                                             (40)
                                                                        --------
        Net expenses                                                       5,910
                                                                        --------
NET INVESTMENT LOSS                                                         (798)
                                                                        --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain                                                       18,260
  Change in net unrealized appreciation/depreciation                     221,755
                                                                        --------
        Net realized and unrealized gain                                 240,015
                                                                        --------
  Increase in net assets resulting from operations                      $239,217
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2011 (unaudited), and year ended
July 31, 2010

--------------------------------------------------------------------------------

                                                                 1/31/2011      7/31/2010
-----------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss)                                  $     (798)    $    2,911
  Net realized gain on investments                                  18,260        104,997
  Net realized (loss) on foreign currency transactions                   -             (2)
  Change in net unrealized appreciation/depreciation of:
     Investments                                                   221,755         (9,044)
     Foreign currency translations                                       -             (1)
                                                                -------------------------
     Increase in net assets resulting from operations              239,217         98,861
                                                                -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
     Fund Shares                                                      (339)        (4,219)
     Institutional Shares                                             (431)          (281)
                                                                -------------------------
          Total distributions of net investment income                (770)        (4,500)
                                                                -------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
  Fund Shares                                                      (40,821)        42,112
  Institutional Shares                                              21,817         47,064
                                                                -------------------------
     Total net increase (decrease) in net assets from
          capital share transactions                               (19,004)        89,176
                                                                -------------------------
  Net increase in net assets                                       219,443        183,537

NET ASSETS
  Beginning of period                                            1,068,264        884,727
                                                                -------------------------
  End of period                                                 $1,287,707     $1,068,264
                                                                =========================
Accumulated undistributed (overdistribution of)
  net investment income:
  End of period                                                 $     (807)    $      764
                                                                =========================

See accompanying notes to financial statements.

================================================================================

24  | USAA AGGRESSIVE GROWTH FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA Aggressive Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation.

The Fund has two classes of shares: Aggressive Growth Fund Shares (Fund Shares) and Aggressive Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In

================================================================================

26  | USAA AGGRESSIVE GROWTH FUND

================================================================================

       addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

       any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include repurchase agreements valued at cost, which approximates fair value.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed,

================================================================================

28  | USAA AGGRESSIVE GROWTH FUND

================================================================================

    certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2011, brokerage commission recapture credits and custodian and other bank credits reduced the Fund expenses by $40,000.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

30  | USAA AGGRESSIVE GROWTH FUND

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). Prior to September 24, 2010, the maximum annual facility fee was 0.13% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2011, the Fund paid CAPCO facility fees of $2,000, which represents 2.5% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2011.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2011, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended July 31, 2010, the Fund utilized capital loss carryovers of $52,480,000 to offset capital gains. At July 31, 2010, the Fund had capital loss carryovers of $84,915,000, for federal income tax purposes. If not offset by subsequent capital gains, the capital loss

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

carryover will expire in 2017. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended January 31, 2011, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended July 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2011, were $390,229,000 and $420,853,000, respectively.

As of January 31, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2011, were $261,805,000 and $11,281,000, respectively, resulting in net unrealized appreciation of $250,524,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, ClearLend Securities (ClearLend), may lend its securities to qualified financial

================================================================================

32  | USAA AGGRESSIVE GROWTH FUND

================================================================================

institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and ClearLend retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. ClearLend receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2011, the Fund received securities-lending income of $41,000, which is net of the 20% income retained by ClearLend. As of January 31, 2011, the Fund loaned securities having a fair market value of approximately $7,450,000 and received cash collateral of $7,661,000 for the loans, which was invested in short-term investments, as noted in the Fund's portfolio of investments.

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2011, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions for all classes were as follows, in thousands:

                                                             SIX-MONTH PERIOD ENDED         YEAR ENDED
                                                                   1/31/2011                 7/31/2010
-------------------------------------------------------------------------------------------------------------
                                                             SHARES        AMOUNT       SHARES        AMOUNT
                                                             ------------------------------------------------
FUND SHARES:
Shares sold                                                   3,651      $ 112,937       8,169      $ 229,427
Shares issued from reinvested dividends                          10            336         150          4,175
Shares redeemed                                              (4,967)      (154,094)     (6,876)      (191,490)
                                                             ------------------------------------------------
Net increase (decrease) from capital share transactions      (1,306)     $ (40,821)      1,443      $  42,112
                                                             ================================================
INSTITUTIONAL SHARES:
Shares sold                                                     990      $  29,682       1,942      $  54,253
Shares issued from reinvested dividends                          13            431          10            281
Shares redeemed                                                (276)        (8,296)       (267)        (7,470)
                                                             ------------------------------------------------
Net increase from capital share transactions                    727      $  21,817       1,685      $  47,064
                                                             ================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can

================================================================================

34  | USAA AGGRESSIVE GROWTH FUND

================================================================================

    range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee, which is accrued daily and paid monthly, is computed as a percentage of the Fund's average net assets at annualized rates of 0.50% of the first $750 million of average net assets, 0.40% of that portion of average net assets over $750 million but not over $1.5 billion, and 0.33% of that portion of average net assets over $1.5 billion. For the six-month period ended January 31, 2011, the Fund's effective annualized base fee was 0.46% of the Fund's average net assets for the same period.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Large-Cap Growth Funds Index over the performance period. The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of the Fund Shares for periods prior to August 1, 2008. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2011, the Fund incurred total management fees, paid or payable to the Manager, of $2,558,000, which included a performance adjustment for the Fund Shares and Institutional Shares of $(201,000) and $(4,000), respectively. For the Fund Shares and Institutional Shares, the performance adjustments were (0.04)% and (0.01)%, respectively.

B. SUBADVISORY ARRANGEMENTS -- Effective July 21, 2010, the Manager has entered into investment subadvisory agreements with Wellington Management Company, LLP (Wellington Management) and Winslow Capital Management, Inc. (Winslow Capital), under which Wellington Management and Winslow Capital direct the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays Wellington Management a subadvisory fee in the annual amount of 0.325% on the first $300 million, 0.30% on the next $700 million, and 0.28% on assets over $1 billion of the portion of the Fund's average daily net assets that Wellington Management manages. For the six-month period ended January 31, 2011, the Manager incurred subadvisory fees, paid or payable to Wellington Management, of $925,000.

    The Manager (not the Fund) pays Winslow Capital a subadvisory fee in the annual amount of 0.40% on the first $100 million, 0.35% on the next $250 million, 0.30% on the next $250 million, and 0.25%

================================================================================

36  | USAA AGGRESSIVE GROWTH FUND

================================================================================

    on the next $400 million of the portion of the Fund's average daily net assets that Winslow Capital manages. For the six-month period ended January 31, 2011, the Manager incurred subadvisory fees, paid or payable to Winslow Capital, of $1,014,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.25% and 0.05% of average net assets of the Fund Shares and Institutional Shares, respectively. For the six-month period ended January 31, 2011, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,376,000 and $23,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2011, the Fund reimbursed the Manager $19,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2011, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $1,668,000 and $23,000, respectively.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 14 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of January 31, 2011, the Fund recorded a receivable for capital shares sold of $226,000 for the Target Funds' purchases of Institutional Shares. As of January 31, 2011, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                      0.4%
USAA Target Retirement 2020 Fund                                        1.1
USAA Target Retirement 2030 Fund                                        2.4
USAA Target Retirement 2040 Fund                                        3.1
USAA Target Retirement 2050 Fund                                        1.5

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

38  | USAA AGGRESSIVE GROWTH FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                              SIX-MONTH
                                            PERIOD ENDED
                                             JANUARY 31,                         YEAR ENDED JULY 31,
                                           -------------------------------------------------------------------------------
                                                 2011          2010         2009         2008         2007            2006
                                           -------------------------------------------------------------------------------
Net asset value at beginning of period     $    27.56      $  24.83     $  32.38   $    34.73   $    29.88      $    30.26
                                           -------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                   (.03)          .08          .15          .17         (.01)(a)         .00(b)
  Net realized and unrealized gain (loss)        6.21          2.77        (7.54)       (2.43)        4.86(a)         (.37)
                                           -------------------------------------------------------------------------------
Total from investment operations                 6.18          2.85        (7.39)       (2.26)        4.85(a)         (.37)
                                           -------------------------------------------------------------------------------
Less distributions from:
  Net investment income                          (.01)         (.12)        (.16)        (.09)           -            (.01)
                                           -------------------------------------------------------------------------------
Net asset value at end of period           $    33.73      $  27.56     $  24.83   $    32.38   $    34.73      $    29.88
                                           ===============================================================================
Total return (%)*                               22.42         11.48(e)    (22.75)       (6.54)       16.23(c)        (1.22)
Net assets at end of period (000)          $1,177,196      $997,867     $863,162   $1,144,497   $1,237,151      $1,098,817
Ratios to average net assets:**
  Expenses (%)(d)                                1.03(g)       1.06(e)      1.18         1.00         1.05(c)          .99
  Net investment income (loss) (%)               (.17)(g)       .27          .62          .48         (.02)           (.04)
Portfolio turnover (%)                             34           156(f)        79           70           55              65

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period.
    Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2011, average net assets were $1,093,967,000.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees
    incurred.The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(d) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly.
    The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                                 (.01%)        (.01%)       (.00%)(+)    (.01%)       (.01%)          (.01%)
    + Represents less than 0.01% of average net assets.
(e) During the period ended January 31, 2010, SAS reimbursed the Fund Shares $327,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%.The reimbursement decreased the Fund Shares' expense ratios by 0.03%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(f) Reflects increased trading activity due to changes in subadvisers and asset allocation strategies.
(g) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                  SIX-MONTH
                                                PERIOD ENDED          YEAR ENDED        PERIOD ENDED
                                                 JANUARY 31,            JULY 31,          JULY 31,
                                                    2011                  2010             2009***
                                                ----------------------------------------------------
Net asset value at beginning of period          $  27.58               $ 24.85             $ 32.06
                                                --------------------------------------------------
Income (loss) from investment operations:
 Net investment income                               .04                   .23                 .24(a)
 Net realized and unrealized gain (loss)            6.21                  2.75               (7.22)(a)
                                                --------------------------------------------------
Total from investment operations                    6.25                  2.98               (6.98)(a)
                                                --------------------------------------------------
Less distributions from:
 Net investment income                              (.14)                 (.25)               (.23)
                                                --------------------------------------------------
Net asset value at end of period                $  33.69               $ 27.58             $ 24.85
                                                ==================================================
Total return (%)*                                  22.68                 11.97              (21.67)
Net assets at end of period (000)               $110,511               $70,397             $21,565
Ratios to average net assets:**
 Expenses (%)(c)                                     .58(b)                .60                 .61(b)
 Expenses, excluding reimbursements (%)(c)           .58(b)                .60                 .63(b)
 Net investment income (%)                           .25(b)                .62                1.11(b)
Portfolio turnover (%)                                34                   156(d)               79

 *  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period.
    Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2011, average net assets were $90,872,000.
*** Institutional shares were initiated on August 1, 2008.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly.
    The Institutional Shares' expenses paid indirectly decreased the expense ratios as follows:
                                                    (.00)(+)              (.01)               (.00)(+)
    + Represents less than 0.01% of average net assets.
(d) Reflects increased trading activity due to changes in subadvisers and asset allocation strategies.

================================================================================

40  | USAA AGGRESSIVE GROWTH FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2010, through January 31, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be

================================================================================

                                                           EXPENSE EXAMPLE |  41

================================================================================

used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                          BEGINNING                ENDING              DURING PERIOD*
                                        ACCOUNT VALUE          ACCOUNT VALUE          AUGUST 1, 2010 -
                                        AUGUST 1, 2010        JANUARY 31, 2011        JANUARY 31, 2011
                                        --------------------------------------------------------------
FUND SHARES
Actual                                    $1,000.00               $1,224.20                $5.72

Hypothetical
 (5% return before expenses)               1,000.00                1,020.06                 5.19

INSTITUTIONAL SHARES
Actual                                     1,000.00                1,226.80                 3.26

Hypothetical
 (5% return before expenses)               1,000.00                1,022.28                 2.96

* Expenses are equal to the annualized expense ratio of 1.02% for Fund Shares and 0.58% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 22.42% for Fund Shares and 22.68% for Institutional Shares for the six-month period of August 1, 2010, through January 31, 2011.

================================================================================

42  | USAA AGGRESSIVE GROWTH FUND

================================================================================

TRUSTEES                              Christopher W. Claus
                                      Barbara B. Dreeben
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                        USAA Investment Management Company
INVESTMENT ADVISER,                   P.O. Box 659453
UNDERWRITER, AND                      San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                         State Street Bank and Trust Company
ACCOUNTING AGENT                      P.O. Box 1713
                                      Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1800
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "Products & Services"
SELF-SERVICE 24/7                     click "Investments," then
AT USAA.COM                           "Mutual Funds"

OR CALL                               Under "My Accounts" go to
(800) 531-USAA                        "Investments." View account balances,
        (8722)                        or click "I want to...," and select
                                      the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.



================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   23418-0311                                (C)2011, USAA. All rights reserved.

   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2011

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:     03/25/2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     03/28/2011
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03/28/2011
         ------------------------------


*Print the name and title of each signing officer under his or her signature.